Eaton Vance
New York Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,283,155
Total Corporate Bonds (identified cost $2,301,796)		$ 1,283,155

Tax-Exempt Municipal Obligations — 101.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,433,920
		$ 4,433,920
Education — 7.7%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 253,112
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	191,324
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	225,360
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	245,642
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	247,286
5.00%, 10/1/32	260	273,211
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,646,593
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	3,020	2,977,841
5.00%, 7/1/53	2,265	2,501,896
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,922,240
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,752,679
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,684,992
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29	150	159,146
5.00%, 7/1/32	275	297,209
5.00%, 7/1/46	375	381,255
Security	Principal Amount (000's omitted)	Value
Education (continued)
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	$1,260	$ 1,295,784
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,942,809
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	756,873
		$ 27,755,252
Electric Utilities — 2.9%
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	$2,895	$ 2,906,030
5.00%, 12/15/41	3,500	4,121,355
Green Bonds, 5.00%, 9/15/52	3,050	3,390,075
		$ 10,417,460
General Obligations — 10.3%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 359,197
2.00%, 11/15/34	430	361,768
2.00%, 11/15/35	490	403,559
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	808,136
2.00%, 6/15/34	970	811,812
Nassau County, NY, 5.00%, 4/1/37	1,600	1,905,600
New York:
5.00%, 3/15/38	1,250	1,476,012
5.00%, 3/15/38	2,250	2,656,822
5.00%, 3/15/39	2,375	2,786,065
5.00%, 3/15/40	2,125	2,479,641
New York, NY:
4.00%, 9/1/46	2,000	2,017,000
4.00%, 4/1/50	2,000	2,005,060
5.25%, 5/1/42	1,665	1,912,153
5.50%, 5/1/44	2,500	2,914,975
5.50%, 5/1/46	2,600	3,008,694
North Hempstead, NY, 2.00%, 9/15/35	170	135,976
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	1,901,222
2.00%, 11/1/32	1,445	1,239,637
2.00%, 11/1/33	530	447,219
2.00%, 11/1/34	2,015	1,675,231
2.00%, 11/1/35	2,225	1,814,354
Puerto Rico:
5.625%, 7/1/29	1,634	1,774,180

Eaton Vance
New York Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$1,000	$ 1,114,410
Valley Stream, NY:
2.25%, 5/15/27	250	234,173
2.375%, 5/15/28	255	235,923
Westchester County, NY, 2.00%, 10/15/33	510	436,178
		$ 36,914,997
Hospital — 1.5%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	$505	$ 370,064
5.00%, 11/1/37	1,615	1,610,720
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	533,500
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	787,455
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,025	2,162,336
		$ 5,464,075
Housing — 3.7%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,483,300
2.85%, 11/1/39	3,930	3,342,308
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	785	743,497
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.75%, 5/1/50(3)	2,650	2,650,000
New York Mortgage Agency:
3.65%, 4/1/32	115	114,626
Sustainability Bonds, 4.875%, 10/1/48	2,000	2,058,660
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	191,224
5.00%, 6/1/29	160	165,611
5.00%, 6/1/42	2,500	2,520,575
		$ 13,269,801
Industrial Development Revenue — 4.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$155	$ 155,178
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,834,119
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	836,479
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	$2,000	$ 2,024,500
(AMT), 5.00%, 10/1/40	4,165	4,218,187
(AMT), 6.00%, 4/1/35	1,335	1,489,834
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,411,960
		$ 15,970,257
Insured - Education — 2.3%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 8,122,356
		$ 8,122,356
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
(AGM), 5.00%, 11/15/48	$1,000	$ 1,119,680
(AGM), 5.25%, 11/15/39	1,000	1,186,560
(AGM), 5.25%, 11/15/40	1,000	1,179,700
		$ 3,485,940
Insured - Escrowed/Prerefunded — 2.7%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,588,463
		$ 9,588,463
Insured - General Obligations — 0.9%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$3,140	$ 3,166,941
		$ 3,166,941
Insured - Hospital — 0.5%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	$1,500	$ 1,708,200
		$ 1,708,200
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,344,665
(AGM), 4.00%, 3/1/32	1,130	1,193,608
		$ 2,538,273

Eaton Vance
New York Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 293,747
(AGM), (AMT), 5.00%, 5/1/31	350	373,597
(AGM), (AMT), 5.00%, 5/1/32	450	479,997
(AGM), (AMT), 5.00%, 5/1/33	375	399,986
(AGM), (AMT), 5.00%, 5/1/34	500	534,125
		$ 2,081,452
Insured - Transportation — 0.6%
New York Transportation Development Corp., (John F. Kennedy International Airport), (AGM), Sustainability Bonds, (AMT), 5.00%, 6/30/49	$2,165	$ 2,263,031
		$ 2,263,031
Lease Revenue/Certificates of Participation — 2.0%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,351,660
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	4,007,240
		$ 7,358,900
Other Revenue — 2.8%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$3,855	$ 4,034,103
Green Bonds, 4.00%, 2/15/44	2,000	2,026,760
Sustainability Bonds, 4.00%, 2/15/41	4,000	4,097,880
		$ 10,158,743
Senior Living/Life Care — 2.7%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,378,129
5.25%, 11/1/30	830	850,285
5.25%, 11/1/31	675	691,315
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,517,190
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	145,986
Series 2020B, 5.00%, 12/1/40	2,000	1,946,480
		$ 9,529,385
Special Tax Revenue — 28.3%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/40	$2,000	$ 2,042,160
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
4.00%, 2/1/43	$4,000	$ 4,052,520
4.00%, 5/1/45	1,750	1,757,420
4.00%, 8/1/48	5,500	5,503,575
4.375%, 5/1/53	2,000	2,056,760
5.00%, 8/1/39	4,250	4,502,450
5.00%, 11/1/46(1)	5,000	5,580,050
5.50%, 11/1/45(1)	5,000	5,861,800
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,496,975
4.00%, 3/15/47	2,595	2,590,692
4.00%, 3/15/48	1,930	1,924,789
5.00%, 3/15/49	2,855	3,097,532
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,500	2,537,225
4.00%, 3/15/48	2,000	1,994,600
5.00%, 3/15/45	4,000	4,238,840
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	4,250	4,298,663
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	7,500	7,803,525
4.00%, 3/15/45	2,000	2,022,160
5.00%, 3/15/49	4,000	4,452,480
New York Thruway Authority, 4.00%, 3/15/55	2,000	1,963,360
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,483,541
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	1,455	1,462,814
5.00%, 5/15/52	2,000	2,460,080
Series 2021A, 5.00%, 5/15/51	2,500	2,710,200
Series 2021C, 5.00%, 5/15/51	6,000	6,539,160
Green Bonds, 5.25%, 11/15/42	1,950	2,288,676
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,406,980
Green Bonds, 5.25%, 5/15/47	2,500	2,839,150
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	2,500	2,487,125
		$101,455,302
Transportation — 17.5%
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	$200	$ 210,194
Metropolitan Transportation Authority, NY:
5.00%, 11/15/42	1,935	1,935,445
Green Bonds, 4.00%, 11/15/45	2,000	1,954,840

Eaton Vance
New York Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY: (continued)
Green Bonds, 4.75%, 11/15/45	$900	$ 927,855
New York Thruway Authority:
4.00%, 1/1/45	3,000	3,001,230
Series 2016A, 5.00%, 1/1/33	3,125	3,218,000
New York Transportation Development Corp., (John F. Kennedy International Airport), Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,925	2,126,933
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,611,720
(AMT), 5.00%, 7/1/41	2,150	2,152,279
(AMT), 5.00%, 7/1/46	9,100	9,096,178
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	2,100,651
(AMT), 4.00%, 12/1/42	1,960	1,861,353
(AMT), 5.00%, 12/1/28	2,000	2,153,600
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,211,888
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,311,457
4.00%, 11/1/49	3,000	2,999,010
6.125%, 6/1/94	2,500	2,520,875
(AMT), 5.00%, 10/15/35	1,520	1,592,671
(AMT), 5.00%, 8/1/37	2,550	2,846,922
(AMT), 5.00%, 1/15/47	2,000	2,130,100
(AMT), 5.50%, 8/1/52	2,000	2,186,240
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,308,040
5.00%, 11/15/51	7,545	8,179,384
		$ 62,636,865
Water and Sewer — 6.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,229,282
5.00%, 6/15/39	4,515	4,594,961
5.00%, 6/15/43	2,500	2,871,775
5.00%, 6/15/47(1)	2,000	2,227,200
5.00%, 6/15/50	5,000	5,367,950
5.25%, 6/15/52	3,025	3,402,580
		$ 23,693,748
Total Tax-Exempt Municipal Obligations (identified cost $346,720,383)		$362,013,361

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,401,650
		$ 4,401,650
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 969,527
		$ 969,527
Lease Revenue/Certificates of Participation — 0.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,805	$ 1,785,578
		$ 1,785,578
Total Taxable Municipal Obligations (identified cost $7,800,081)		$ 7,156,755
Total Investments — 103.3% (identified cost $356,822,260)		$370,453,271
Other Assets, Less Liabilities — (3.3)%		$(11,939,465)
Net Assets — 100.0%		$358,513,806
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $6,275,570 or 1.8% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 8.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.8% of total investments.

Eaton Vance
New York Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,283,155	$ —	$ 1,283,155
Tax-Exempt Municipal Obligations	—	362,013,361	—	362,013,361
Taxable Municipal Obligations	—	7,156,755	—	7,156,755
Total Investments	$ —	$370,453,271	$ —	$370,453,271
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.